Loans (Age Analysis of Past Due Loans) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020		Mar. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		¥ 160,970		¥ 155,737
Current		87,516,199		82,796,353
Total	[1]	87,677,169		82,952,090
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		130,853		128,542
Current		55,899,658		54,280,602
Total		56,030,511		54,409,144
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		12,492		9,759
Current		9,718,536		9,544,095
Total		9,731,028		9,553,854
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		23,471		33,156
Current		9,579,962		8,917,421
Total		9,603,433		8,950,577
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		8,054		4,323
Current		5,984,457		5,012,648
Total		5,992,511		5,016,971
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		16,166		10,897
Current		5,203,561		5,148,459
Total		5,219,727		5,159,356
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,142		2,738
Current		3,830,742		3,690,753
Total		3,832,884		3,693,491
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		109		493
Current		4,634,333		4,345,096
Total		4,634,442		4,345,589
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current		2,198,805		2,358,904
Total		2,198,805		2,358,904
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,374		59
Current		5,387,973		5,472,538
Total		5,389,347		5,472,597	[2]
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		67,045		67,117
Current		9,361,289		9,790,688
Total		9,428,334		9,857,805
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		30,117		27,195
Current		31,616,541		28,515,751
Total		31,646,658	[3]	28,542,946
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		10,475,277		9,086,721
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		317,284		296,872
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		27,589		33,642
30-59 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		26,375		32,974
30-59 Days Past Due | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,109		2,210
30-59 Days Past Due | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,266		1,010
30-59 Days Past Due | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		792		633
30-59 Days Past Due | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,748		1,614
30-59 Days Past Due | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		56		363
30-59 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due				3
30-59 Days Past Due | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		28		2
30-59 Days Past Due | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		21,376		27,139
30-59 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,214		668
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		15,179		15,142
60-89 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		14,998		14,931
60-89 Days Past Due | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		386		513
60-89 Days Past Due | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		687		1,054
60-89 Days Past Due | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		548		196
60-89 Days Past Due | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,446		1,415
60-89 Days Past Due | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		35		256
60-89 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due				484
60-89 Days Past Due | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		20
60-89 Days Past Due | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		10,876		11,013
60-89 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		181		211
90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		118,202		106,953
90 Days or More Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		89,480		80,637
90 Days or More Past Due | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		10,997		7,036
90 Days or More Past Due | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		21,518		31,092
90 Days or More Past Due | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		6,714		3,494
90 Days or More Past Due | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		11,972		7,868
90 Days or More Past Due | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,051		2,119
90 Days or More Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		109		6
90 Days or More Past Due | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,326		57
90 Days or More Past Due | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		34,793		28,965
90 Days or More Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		¥ 28,722		¥ 26,316

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic includes trade receivables and lease receivables of consolidated VIEs.
[3]	Impaired loans to foreign borrowers decreased by ¥15,960 million due mainly to the sale of certain loans, partly offset by deterioration of credit status of certain other borrowers.